Business Combinations (Tables)	12 Months Ended
Jun. 30, 2015
Unaudited Pro Forma Financial Information Combines Consolidated Results of Operation

The following unaudited pro forma financial information combines the consolidated results from operations for fiscal year 2014 as if all of the 2014 acquisitions had occurred as of July 1, 2013. Pro forma adjustments include the bargain gain, the adjustment for amortization on acquired intangibles and the adjustment to record the tax impact on the pro forma financial results. The unaudited results are as follows:

Pro Forma Basis for fiscal year Ended June 30, (unaudited)
2014
Revenue	$505,609
Net income	1,688
Basic and diluted net income per common share	$0.02

Dalton Bus Line Limited
Purchase Price Allocation	The aggregate purchase price of these assets was approximately $0.4 million.

Property and equipment	$520
Intangible Assets	10

Total	$530

Atlantic Express Transportation Corporation
Purchase Price Allocation

The aggregate purchase price of these assets was approximately $17.2 million.

Current assets, less current liabilities	$294
Property and equipment	19,807
Intangible assets	1,736
Deferred taxes	(1,841)

Fair value of net assets acquired	$19,996

Williams Bus Lines Co
Purchase Price Allocation

The aggregate purchase price of this acquisition was $3.4 million.

Current assets, less current liabilities	$29
Property and equipment	1,343
Deferred Taxes	(525)

Subtotal	847
Goodwill	2,557

Total	$3,404

Scholastic Bus Co
Purchase Price Allocation

The aggregate purchase price of this acquisition was $2.4 million.

Current assets, less current liabilities	$298
Property and equipment	2,104
Deferred taxes	(772)

Subtotal	1,630
Goodwill	803

Total	$2,433